Brumadinho dam failure - Requests for fines or forfeit of assets (Details) - Aug. 26, 2020 R$ in Billions, $ in Billions	BRL (R$)	USD ($)
Brumadinho dam failure
Provision of bank or insurance guarantee	R$ 26.7	$ 5.1